Other disclosures - Exposure to Europe's peripheral countries (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Spain
Disclosure of financial assets [line items]
Risk exposure	€ 221,341
Off-balance-sheet government debt securities	12,571
Off-balance-sheet government debt securities	12,571
Ireland
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	2
Off-balance-sheet government debt securities	2
Sovereign Risk
Disclosure of financial assets [line items]
Risk exposure	129,923	€ 136,377	€ 138,901
Off-balance-sheet government debt securities	14,241	14,517	13,364
Off-balance-sheet other than derivatives contingent liabilities and commitments	6,134	6,299	5,622
Off-balance-sheet government debt securities	14,241	14,517	13,364
Sovereign Risk | Spain
Disclosure of financial assets [line items]
Risk exposure	24,245	35,366	49,640
Off-balance-sheet government debt securities		12,756	11,529
Off-balance-sheet other than derivatives contingent liabilities and commitments	5,509	5,808	4,870
Off-balance-sheet government debt securities		12,756	11,529
Sovereign Risk | Portugal
Disclosure of financial assets [line items]
Risk exposure	8,730	8,689	8,753
Off-balance-sheet government debt securities	1,281	1,306	1,415
Off-balance-sheet other than derivatives contingent liabilities and commitments	345	224	366
Off-balance-sheet government debt securities	1,281	1,306	1,415
Sovereign Risk | Italy
Disclosure of financial assets [line items]
Risk exposure	4,015	2,735	261
Off-balance-sheet government debt securities	387	453	418
Off-balance-sheet other than derivatives contingent liabilities and commitments	280	267	386
Off-balance-sheet government debt securities	387	453	418
Sovereign Risk | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Off-balance-sheet government debt securities		2	2
Off-balance-sheet government debt securities		2	2
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results
Disclosure of financial assets [line items]
Risk exposure	16,179
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results | Spain
Disclosure of financial assets [line items]
Risk exposure	4,100
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results | Portugal
Disclosure of financial assets [line items]
Risk exposure	(380)
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results | Italy
Disclosure of financial assets [line items]
Risk exposure	249
Sovereign Risk | Financial assets held for trading and financial assets designated as FV with changes in results | Ireland
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Risk exposure	74,290
Sovereign Risk | Financial assets at fair value through other comprehensive income | Spain
Disclosure of financial assets [line items]
Risk exposure	7,048
Sovereign Risk | Financial assets at fair value through other comprehensive income | Portugal
Disclosure of financial assets [line items]
Risk exposure	4,148
Sovereign Risk | Financial assets at fair value through other comprehensive income | Italy
Disclosure of financial assets [line items]
Risk exposure	2,468
Sovereign Risk | Financial assets at fair value through other comprehensive income | Ireland
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Non-trading financial assets mandatorily at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Financial assets at amortized cost
Disclosure of financial assets [line items]
Risk exposure	39,454
Sovereign Risk | Financial assets at amortized cost | Spain
Disclosure of financial assets [line items]
Risk exposure	13,097
Sovereign Risk | Financial assets at amortized cost | Portugal
Disclosure of financial assets [line items]
Risk exposure	4,962
Sovereign Risk | Financial assets at amortized cost | Italy
Disclosure of financial assets [line items]
Risk exposure	1,298
Sovereign Risk | Financial assets at amortized cost | Ireland
Disclosure of financial assets [line items]
Risk exposure	0
Sovereign Risk | Debt instruments | Financial assets held for trading and financial assets designated as FV with changes in results | Spain
Disclosure of financial assets [line items]
Risk exposure - long positions	9,765	9,090	3,601
Risk exposure - short positions	(5,665)	(3,886)	(2,458)
Sovereign Risk | Debt instruments | Financial assets held for trading and financial assets designated as FV with changes in results | Portugal
Disclosure of financial assets [line items]
Risk exposure - long positions	202	31	72
Risk exposure - short positions	(582)	(777)	(115)
Sovereign Risk | Debt instruments | Financial assets held for trading and financial assets designated as FV with changes in results | Italy
Disclosure of financial assets [line items]
Risk exposure - long positions	556	1,095	477
Risk exposure - short positions	(307)	(452)	(681)
Sovereign Risk | Debt instruments | Financial assets held for trading and financial assets designated as FV with changes in results | Ireland
Disclosure of financial assets [line items]
Risk exposure - long positions	0	0	0
Risk exposure - short positions	0	0	0
Sovereign Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Spain
Disclosure of financial assets [line items]
Risk exposure	7,048	19,961	27,078
Sovereign Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Portugal
Disclosure of financial assets [line items]
Risk exposure	4,148	5,450	4,794
Sovereign Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Italy
Disclosure of financial assets [line items]
Risk exposure	2,468	1,631	0
Sovereign Risk | Debt instruments | Financial assets at fair value through other comprehensive income | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure	0	0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure	0	0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Spain
Disclosure of financial assets [line items]
Risk exposure	993	208
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Portugal
Disclosure of financial assets [line items]
Risk exposure	631	577
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Italy
Disclosure of financial assets [line items]
Risk exposure	1,277	442
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Spain
Disclosure of financial assets [line items]
Risk exposure			0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Portugal
Disclosure of financial assets [line items]
Risk exposure			0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Italy
Disclosure of financial assets [line items]
Risk exposure			0
Sovereign Risk | Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss | Ireland
Disclosure of financial assets [line items]
Risk exposure			0
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Spain
Disclosure of financial assets [line items]
Risk exposure			7,804
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Portugal
Disclosure of financial assets [line items]
Risk exposure			277
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Italy
Disclosure of financial assets [line items]
Risk exposure			385
Sovereign Risk | Debt instruments | Financial assets at amortized cost | Ireland
Disclosure of financial assets [line items]
Risk exposure			0
Sovereign Risk | Loans and advances to customers
Disclosure of financial assets [line items]
Other comprehensive income	23	17	34
Sovereign Risk | Loans and advances to customers | Spain
Disclosure of financial assets [line items]
Risk exposure	12,104	9,993	13,615
Sovereign Risk | Loans and advances to customers | Portugal
Disclosure of financial assets [line items]
Risk exposure	4,331	3,408	3,725
Sovereign Risk | Loans and advances to customers | Italy
Disclosure of financial assets [line items]
Risk exposure	21	19	80
Sovereign Risk | Loans and advances to customers | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Sovereign Risk | Other than CDS | Derivatives | Spain
Disclosure of financial assets [line items]
Risk exposure	546	474	407
Sovereign Risk | Other than CDS | Derivatives | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Sovereign Risk | Other than CDS | Derivatives | Italy
Disclosure of financial assets [line items]
Risk exposure	1	5	87
Sovereign Risk | Other than CDS | Derivatives | Ireland
Disclosure of financial assets [line items]
Risk exposure	0	0	2
Sovereign Risk | CDS | Derivatives | Spain
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Sovereign Risk | CDS | Derivatives | Portugal
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Sovereign Risk | CDS | Derivatives | Italy
Disclosure of financial assets [line items]
Risk exposure	(1)	(5)	0
Sovereign Risk | CDS | Derivatives | Ireland
Disclosure of financial assets [line items]
Risk exposure	€ 0	€ 0	€ 0